Commitments and contingencies - Letters of Credit (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Oct. 25, 2024 USD ($)
Itaú
Line of Credit Facility [Line Items]
Letters of credit	$ 15
Required Maximum Ratio	4.5
Ratio as of December 31	0.19
Banco Bilbao Vizcaya Argentaria, S.A.
Line of Credit Facility [Line Items]
Letters of credit	$ 45	$ 45,000
Required Maximum Ratio	4
Ratio as of December 31	0.15
J.P. Morgan
Line of Credit Facility [Line Items]
Letters of credit	$ 20
Required Maximum Ratio JP Morgan	4.5
Ratio as of December 31, JP Morgan	0.41